Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	30.60%	30.60%	30.60%
Undistributed earnings of foreign subsidiaries	¥ 110,552	¥ 66,897
Operating loss carryforwards	194,041
Tax credit carryforwards	¥ 21,530
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income	95.00%
Percentage of taxable dividends over the amount received from certain foreign subsidiaries	5.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company | Minimum
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend	25.00%
Continuous holding period on the date the dividend is declared by a foreign company	6 months